Income Taxes - Summary of Changes in Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 198	$ 243
Increase based on tax positions related to current year	21	20
Decrease based on tax positions of prior years	(2)	(3)
Increase related to acquisitions	3	8
Settlements	(4)	(13)
Statute expirations	(21)	(50)
Foreign currency translation	(3)	(7)
Balance, ending of year	$ 192	$ 198